Employee Compensation - Share-Based Compensation (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Information about our Stock Option Plan
The following table summarizes information about our Stock Option Plan:

(Canadian $, except as noted)		2025		2024
	Number of stock options	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
Outstanding at beginning of year	6,554,492	$110.14	6,312,576	$105.26
Granted	716,633	141.00	1,113,853	118.50
Exercised	(1,520,631)	95.74	(811,652)	82.74
Forfeited/expired/cancelled	(51,360)	122.96	(60,285)	122.22
Outstanding at end of year	5,699,134	117.75	6,554,492	110.14
Exercisable at end of year	2,245,942	103.82	2,856,460	95.27
Available for grant	8,900,641		9,565,914

Summary of Options Outstanding and Exercisable by Range of Exercise Price
Options outstanding and exercisable at October 31, 2025 by range of exercise price were as follows:

(Canadian $, except as noted)					2025
	Options outstanding			Options exercisable
Range of exercise prices	Number of stock options	Weighted- average remaining contractual life (years)	Weighted-average exercise price	Number of stock options	Weighted-average exercise price
$70.01 to $90.00	380,829	3.0	$89.25	380,829	$89.25
$90.01 to $100.00	698,899	4.1	97.08	698,899	97.08
$100.01 to $120.00	1,842,015	6.2	111.19	779,359	101.23
$120.01 to $140.00	2,060,758	6.7	127.80	386,855	135.58
$140.01 and over	716,633	9.1	141.00	–	–

Summary of Further Information about our Stock Option Plan
The following table summarizes additional information about our Stock Option Plan:

(Canadian $ in millions, except as noted)	2025	2024
Unrecognized compensation cost for non-vested stock option awards	$10	$12
Cash proceeds from stock options exercised	146	67
Weighted-average share price for stock options exercised (in dollars)	152.59	120.40

Summary of Ranges of Values used for each Option Pricing Assumption
The fair value of options granted was estimated using a binomial option pricing model. The weighted-average fair value of options granted during the years ended October 31, 2025 and 2024 was $18.46 and $15.33, respectively. To determine the fair value of the stock option tranches on the grant date, the following ranges of values were used as inputs for each option pricing assumption:

	2025	2024
Expected dividend yield	3.6%	4.5%
Expected share price volatility	16.7%	17.4% – 17.6%
Risk-free rate of return	2.8%	3.3% – 3.4%
Expected period until exercise (in years)	6.5 – 7.0	6.5 – 7.0